Carillon Chartwell Short Duration High Yield Fund
Schedule of Investments
September 30, 2024 (Unaudited)

CORPORATE BONDS - 90.9%	Par	Value
Aerospace & Defense - 2.4%
TransDigm, Inc.
6.75%, 08/15/2028 (a)	$3,440,000	$3,540,751
6.38%, 03/01/2029 (a)	2,575,000	2,656,679
		6,197,430

Airlines - 2.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026 (a)	5,448,333	5,432,792
5.75%, 04/20/2029 (a)	885,000	883,533
		6,316,325

Auto Manufacturers - 2.5%
Ford Motor Credit Co. LLC, 5.13%, 06/16/2025	6,500,000	6,497,543

Automobile Components - 1.9%
Phinia, Inc., 6.75%, 04/15/2029 (a)	4,895,000	5,051,674

Commercial Services - 2.4%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 04/15/2026 (a)	6,300,000	6,328,753

Commercial Services & Supplies - 1.5%
The Brink's Co., 6.50%, 06/15/2029 (a)	3,852,000	3,990,449

Consumer Finance - 4.7%
OneMain Finance Corp.
7.13%, 03/15/2026	1,495,000	1,526,268
3.50%, 01/15/2027	4,190,000	4,004,890
3.88%, 09/15/2028	190,000	176,229
SLM Corp.
4.20%, 10/29/2025	2,755,000	2,723,552
3.13%, 11/02/2026	3,863,000	3,713,678
		12,144,617

Diversified Financial Services - 4.5%
GGAM Finance Ltd.
7.75%, 05/15/2026 (a)	3,580,000	3,660,686
8.00%, 02/15/2027 (a)	2,510,000	2,622,980
Macquarie Airfinance Holdings Ltd.
8.38%, 05/01/2028 (a)	3,905,000	4,105,344
6.40%, 03/26/2029 (a)	1,200,000	1,248,952
		11,637,962

Electric - 2.5%
Clearway Energy Operating LLC, 4.75%, 03/15/2028 (a)	390,000	382,684
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)	6,231,000	6,228,842
		6,611,526

Electrical Components & Equipment - 1.8%
WESCO Distribution, Inc., 6.38%, 03/15/2029 (a)	4,640,000	4,793,626

Equity REITs - 7.2%
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/2025	1,410,000	1,408,820
5.38%, 04/15/2026	4,680,000	4,698,959
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	3,275,000	3,269,727
4.88%, 05/15/2029 (a)	3,155,000	3,061,206
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (a)	6,375,000	6,312,997
		18,751,709

Ground Transportation - 2.0%
XPO, Inc., 6.25%, 06/01/2028 (a)	5,010,000	5,123,947

Health Care Providers & Services - 4.7%
Centene Corp., 4.25%, 12/15/2027	5,910,000	5,804,515
Tenet Healthcare Corp.
5.13%, 11/01/2027	3,105,000	3,093,264
4.25%, 06/01/2029	3,470,000	3,345,681
		12,243,460

Hotels, Restaurants & Leisure - 6.4%
Boyd Gaming Corp., 4.75%, 12/01/2027 (b)	6,375,000	6,302,857
International Game Technology PLC, 6.25%, 01/15/2027 (a)	4,255,000	4,343,313
Travel + Leisure Co.
6.60%, 10/01/2025	2,306,000	2,329,233
6.63%, 07/31/2026 (a)	3,580,000	3,647,608
		16,623,011

Investment Companies - 2.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.25%, 05/15/2026	2,320,000	2,301,905
5.25%, 05/15/2027	4,220,000	4,043,779
		6,345,684

Lodging - 1.0%
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/2029 (a)	1,615,000	1,634,108
Hilton Domestic Operating Co., Inc., 5.38%, 05/01/2025 (a)	685,000	682,886
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	300,000	299,109
		2,616,103

Machinery - 1.9%
Esab Corp., 6.25%, 04/15/2029 (a)	4,835,000	4,965,825

Media - 6.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/2025	5,220,000	5,211,462
Sirius XM Radio, Inc., 3.13%, 09/01/2026 (a)	6,495,000	6,275,202
TEGNA, Inc.
4.75%, 03/15/2026 (a)	5,020,000	4,955,818
4.63%, 03/15/2028	1,420,000	1,354,964
		17,797,446

Mortgage REITs - 2.5%
Starwood Property Trust, Inc.
4.75%, 03/15/2025	2,190,000	2,179,311
3.63%, 07/15/2026 (a)	4,362,000	4,212,043
		6,391,354

Oil & Gas - 2.4%
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/2027	4,080,000	4,093,570
5.88%, 03/15/2028	2,085,000	2,095,419
		6,188,989

Oil, Gas & Consumable Fuels - 3.9%
New Fortress Energy, Inc.
6.75%, 09/15/2025 (a)	3,321,000	3,181,153
6.50%, 09/30/2026 (a)(b)	2,225,000	1,869,706
Western Midstream Operating LP, 3.10%, 02/01/2025	5,145,000	5,101,958
		10,152,817

Packaging & Containers - 2.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	6,065,000	6,043,658

Pharmaceuticals - 4.8%
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	6,580,000	6,363,619
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/2026	3,865,000	3,715,064
4.75%, 05/09/2027	2,310,000	2,277,451
6.75%, 03/01/2028 (b)	250,000	260,562
		12,616,696

Pipelines - 4.8%
Kinetik Holdings LP, 6.63%, 12/15/2028 (a)	6,025,000	6,253,046
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.00%, 03/01/2027 (a)	1,940,000	1,938,399
5.50%, 01/15/2028 (a)	1,845,000	1,786,286
7.38%, 02/15/2029 (a)	2,575,000	2,604,036
		12,581,767

Private Equity - 2.0%
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	5,505,000	5,330,958

Specialized REITs - 2.4%
SBA Communications Corp., 3.88%, 02/15/2027	6,530,000	6,363,933

Technology Hardware, Storage & Peripherals - 2.1%
Western Digital Corp., 4.75%, 02/15/2026	5,500,000	5,470,298

Trading Companies & Distributors - 4.7%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028 (a)	6,450,000	6,423,046
Herc Holdings, Inc.
5.50%, 07/15/2027 (a)	1,005,000	1,003,765
6.63%, 06/15/2029 (a)	4,640,000	4,805,996
		12,232,807
TOTAL CORPORATE BONDS (Cost $234,720,663)		237,410,367

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares
First American Government Obligations Fund - Class X, 4.82% (c)	2,587,081	2,587,081
TOTAL SHORT-TERM INVESTMENTS (Cost $2,587,081)		2,587,081

TOTAL INVESTMENTS - 91.9% (Cost $237,307,744)		239,997,448
Other Assets in Excess of Liabilities - 8.1%		21,155,892
TOTAL NET ASSETS - 100.0%		$261,153,340

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan as of September 30, 2024. The total market value of these securities was $2,457,655 which represented 0.9% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of September 30, 2024. . Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Chartwell Short Duration High Yield Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$237,410,367	$–	$237,410,367
Money Market Funds	2,587,081	–	–	2,587,081
Total Investments	$2,587,081	$237,410,367	$–	$239,997,448

Refer to the Schedule of Investments for further disaggregation of investment categories.